INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Inventory write-offs	$ 2,054	$ 1,002	$ 2,080